Warrants - Schedule of Black-scholes Pricing Model Using Assumption for Warrants (Details) (10-K)	May 31, 2021 $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Warrants and rights outstanding, exercise price	$ 0.20
Warrants One [Member]
Warrants and rights outstanding, exercise price		$ 0.20	$ 0.20
Warrants One [Member] | Discount Rate [Member]
Warrants and rights outstanding, measurement input			1.16
Warrants One [Member] | Expected Volatility [Member]
Warrants and rights outstanding, measurement input			255
Warrants One [Member] | Expected Life (years) [Member]
Warrants and rights outstanding, term			5 years
Warrants One [Member] | Exercise Price [Member]
Warrants and rights outstanding, exercise price			$ 0.10
Warrants One [Member] | Stock Price [Member]
Warrants and rights outstanding, exercise price			0.27
Warrants Two [Member]
Warrants and rights outstanding, exercise price		0.20	$ 0.20
Warrants Two [Member] | Discount Rate [Member]
Warrants and rights outstanding, measurement input			0.025
Warrants Two [Member] | Expected Volatility [Member]
Warrants and rights outstanding, measurement input			249
Warrants Two [Member] | Expected Life (years) [Member]
Warrants and rights outstanding, term			5 years
Warrants Two [Member] | Exercise Price [Member]
Warrants and rights outstanding, exercise price			$ 0.12
Warrants Two [Member] | Stock Price [Member]
Warrants and rights outstanding, exercise price			0.06
Warrants Three [Member]
Warrants and rights outstanding, exercise price		2.00	$ 2.00
Warrants Three [Member] | Discount Rate [Member]
Warrants and rights outstanding, measurement input			2.27
Warrants Three [Member] | Expected Volatility [Member]
Warrants and rights outstanding, measurement input			297
Warrants Three [Member] | Expected Life (years) [Member]
Warrants and rights outstanding, term			3 years
Warrants Three [Member] | Exercise Price [Member]
Warrants and rights outstanding, exercise price			$ 2
Warrants Three [Member] | Stock Price [Member]
Warrants and rights outstanding, exercise price			0.13
Warrants Four [Member]
Warrants and rights outstanding, exercise price		0.10	$ 0.10
Warrants Four [Member] | Discount Rate [Member]
Warrants and rights outstanding, measurement input			0.12
Warrants Four [Member] | Expected Volatility [Member]
Warrants and rights outstanding, measurement input			244
Warrants Four [Member] | Expected Life (years) [Member]
Warrants and rights outstanding, term			1 year
Warrants Four [Member] | Exercise Price [Member]
Warrants and rights outstanding, exercise price			$ 0.20
Warrants Four [Member] | Stock Price [Member]
Warrants and rights outstanding, exercise price			0.17
Warrants Five [Member]
Warrants and rights outstanding, exercise price		$ 0.12	$ 0.12
Warrants Five [Member] | Discount Rate [Member]
Warrants and rights outstanding, measurement input			0.09
Warrants Five [Member] | Expected Volatility [Member]
Warrants and rights outstanding, measurement input			239
Warrants Five [Member] | Expected Life (years) [Member]
Warrants and rights outstanding, term			1 year
Warrants Five [Member] | Exercise Price [Member]
Warrants and rights outstanding, exercise price			$ 0.20
Warrants Five [Member] | Stock Price [Member]
Warrants and rights outstanding, exercise price			$ 0.13